Accounts Receivable, Net - Schedule of Allowance for Credit Loss (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 198,111	$ 246,500	$ 399,807
Less: allowance for credit losses	(30,148)	(30,148)	(42,168)
Total	$ 167,963	$ 216,352	$ 357,639